SCHEDULE OF WEIGHTED AVERAGE LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net loss attributable to the owners of the Company	$ (33,009)		$ (2,442)
Basic loss per share	$ (39.46)	[1]	$ (3.36)	[2],[3]
Diluted loss per share	$ (39.46)	[1]	$ (3.36)	[2],[3]
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic loss per share	837		727	[2]
Weighted average number of ordinary shares used in calculating diluted loss per share	837		727	[2]
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Net loss attributable to the owners of the Company	$ (33,009)		$ (2,442)
Basic loss per share	$ (1.79)		$ (0.15)
Diluted loss per share	$ (1.79)		$ (0.15)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic loss per share	18,404		15,984
Weighted average number of ordinary shares used in calculating diluted loss per share	18,404		15,984

[1]	After giving effect to the reverse stock split (see also Note 9.1)
[2]	Restated as a result of the SPAC transaction
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1 and 9.1)